February 14, 2003

U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Re:       Filing Pursuant to Rule 497(j)
          John Hancock World Fund
            John Hancock European Equities Fund
            John Hancock Pacific Basin Equities Fund

            File Nos.  33-10722; 811-4932   0000807639

CERTIFICATE UNDER RULE 497 (j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated February 14, 2003 for the above-captioned registrant that would have been filed under paragraph
(b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.



                                              Sincerely,


                                              /s/Joan O'Neill
                                              ---------------
                                              Joan O'Neill
                                              Senior Paralegal